Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.52

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2025960552			XXX	Borrower XXX Self-Employment Flag	employmentIncomePage	XXX	XXX	Per 1003 and income documents borrower have only wage income. There is no self-employment income for the borrower.
2025960552			XXX	Note Date	notePage	XXX	XXX	Updated note date as XXX s per note document page# XXX.
2025960542			XXX	Verified Doc Type	employmentIncomePage	XXX	XXX	Doc type updated per income qualification method, borrower is qualified with XXX.
2025960542			XXX	Qualifying Total Housing Expense XXX	diligenceFinalLookPage	XXX	XXX	Tape data was not included XXX amount of XXX. True dats is showing XXX.